Material accounting policies (Tables)	6 Months Ended
Jun. 30, 2026
Material Accounting Policies
Summary of reclassification impact

	As previously
	reported	Adjustment	Restated
	$	$	$
January 1, 2025 - Current warrant liability	361,501	495,749	857,250
January 1, 2025 - Non-current warrant liability	495,749	(495,749)	–

Summary of investments in equity instruments

	June 30, 2026			December 31, 2025
	Number of		Fair	Number of		Fair
	Shares	Cost	Value	Shares	Cost	Value
	#	$	$	#	$	$
Carlton Precious Inc.	6,595,334	428,697	527,627	6,755,334	439,097	945,747
Mammoth Minerals Limited	28,525,000	2,856,640	868,092	28,525,000	2,856,640	3,015,747
Bravada Gold Corporation	–	–	–	154,375	49,400	69,065
	35,120,334	3,285,337	1,395,719	35,434,709	3,345,137	4,030,559